RELATED PARTIES - Additional Information (Details) - USD ($)					6 Months Ended		12 Months Ended
	May 13, 2026	Jan. 28, 2025	Mar. 29, 2024	Aug. 01, 2021	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 25, 2025
RELATED PARTIES
Exercise price of warrants		$ 1
Ordinary shares, par value (in dollars per share)		$ 0.0001
Convertible note payable					$ 1,900,000		$ 1,540,000
Sponsor advance								$ 840,000
Related party payable					$ 73,500		$ 3,500	$ 3,500
Other Liability, Current, Related Party [Extensible Enumeration]					Related Party [Member]		Related Party [Member]	Related Party [Member]
Unsecured promissory notes
RELATED PARTIES
Proceeds from Sponsor advance					$ 360,000	$ 700,000	$ 700,000	$ 840,000
Unsecured Promissory Second Note
RELATED PARTIES
Proceeds from Sponsor advance					800,000	$ 1,000,000	1,700,000
Working Capital Warrants
RELATED PARTIES
Number of shares issuable per warrant (in shares)		1
Maximum
RELATED PARTIES
Conversion amount		$ 1,500,000
Sponsor | Unsecured promissory notes
RELATED PARTIES
Aggregate principal amount		1,900,000
Management service fee paid to sponsor		$ 700,000					700,000
Proceeds from Sponsor advance								840,000
Sponsor advance					1,900,000		1,540,000
Sponsor | Unsecured Promissory Second Note
RELATED PARTIES
Aggregate principal amount									$ 2,500,000
Convertible note payable							1,540,000
Sponsor advance								840,000
Notes Payable					2,500,000		1,700,000
Sponsor | Working capital loans
RELATED PARTIES
Debt conversion instrument amount					$ 1,500,000
Exercise price of warrants					$ 1
Working capital loans outstanding					$ 0
Sponsor | Working capital loans
RELATED PARTIES
Debt conversion instrument amount							$ 1,500,000
Exercise price of warrants							$ 1
Working capital loans outstanding							$ 0
Sponsor | General and Administrative Services | Office space
RELATED PARTIES
Payment of rent				$ 300,000
General and administrative expenses							$ 0	$ 34,330
Sponsor | Working capital loans
RELATED PARTIES
Advance of loan by sponsor	$ 70,000		$ 3,500